Other Assets-Other/Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Other Assets-Other / Other Liabilities [Abstract]
Securities received as collateral	¥ 92,743		¥ 43,624
Goodwill and other intangible assets	160,227		116,834
Deferred tax assets	201,244		241,911
Investments in equity securities for other than operating purposes	113,006	[1]	11,915	[1]
Other	907,903	[2]	154,209
Other assets-Other, Total	1,475,123		568,493
Obligation to return securities received as collateral	92,743		43,624
Accrued income taxes	16,169		10,123
Other accrued expenses and provisions	378,957		404,048
Other	678,032	[3]	94,521
Other liabilities, Total	1,165,901		552,316
Investments, listed equity securities	58,460		6,496
Investments, unlisted equity securities	54,546		5,419
Carrying value of investment contracts underwritten	292,120
Estimated fair value of investment contracts underwritten	¥ 294,242

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities of ¥6,496 million and ¥5,419 million, respectively as of March 31, 2011, and ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.
[2]	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
[3]	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of March 31, 2012, the amount of carrying values and estimated fair values are ¥292,120 million and ¥294,242 million, respectively. The fair value is estimated by discounting future cash flow.